NATURE OF OPERATIONS (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Mar. 22, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Initial Public Offering price	$ 10.10
Deferred Underwriter fees	$ 3,500,000			$ 3,500,000	$ 3,500,000
Percentage of fair market value	80.00%
Acquires outstanding voting securities in percentage	50.00%
Proceeds received from intial public offer	$ 101,000,000	$ 0	$ 0
Total transaction cost	4,910,297
Underwriting fees	1,000,000
Other offering cost	410,297
Net proceeds of intial public offer	101,000,000
Intangible assets amount upon business combination	$ 5,000,001
Redemption right descriptions	the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from seeking redemption rights with respect to 15% or more of the Public Shares without the Company’s prior written consent
Business combination descriptions	If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than five business days thereafter, redeem 100% of the outstanding Public Shares
Gross proceeds of intial public offer	$ 100,000,000
Gross proceeds from sale of private placement		0	$ 0
Private Placement [Member]
Gross proceeds from sale of private placement	$ 3,800,000	$ 3,800,000		$ 3,800,000
Intial public offer shares sold	10,000,000
Sale of private placement	3,800,000